Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions

18.Related-party Transactions

During the three months ended March 31, 2025 and 2024, the Company did not have any transactions with related parties. The Company evaluates transactions with counterparties who may be considered related parties, including owners, members of management or affiliates and then discloses the nature and amounts of those transaction in the notes to its financial statements.

18.Related-party Transactions

During the years ended December 31, 2024 and 2023, the Company did not have any transactions with related parties. The Company evaluates transactions with counterparties who may be considered related parties, including owners, members of management or affiliates and then discloses the nature and amounts of those transaction in the notes to its financial statements.

Cara Therapeutics, Inc.
Related Party Transactions

17.Related Party Transactions

As of March 31, 2025, Vifor International owned 205,465, or 13.5%, of Cara’s common stock. CSL Vifor and its affiliates are considered related parties as of March 31, 2025 and December 31, 2024 (see Note 11, Collaboration and Licensing Agreements).

As of March 31, 2025 and December 31, 2024, amounts due from CSL Vifor were $1,229 and $407, respectively, primarily relating to its profit-sharing revenue from sales of KORSUVA injection in the United States by CSL Vifor and royalty payments from CSL Vifor in the current period, and royalty payments from CSL Vifor in the prior period.

Cara’s collaborative revenue of $1,198 and $788 from its share of the profit generated by sales of KORSUVA injection in the United States by CSL Vifor was included within collaborative revenue for the three months ended March 31, 2025 and 2024, respectively.

Sales of KORSUVA injection to CSL Vifor of $640 were included within commercial supply revenue for the three months ended March 31, 2024. The associated COGS for Cara’s commercial supply revenue from CSL Vifor was $620 for the three months ended March 31, 2024.

Cara recorded $373 and $290 as other revenue from its royalty payments from CSL Vifor for the three months ended March 31, 2025 and 2024, respectively.

21.Related Party Transactions

As of December 31, 2024, Vifor International owned 205,465, or 13.5%, of the Company’s common stock. CSL Vifor and its affiliates are considered related parties as of December 31, 2024, 2023 and 2022 (see Note 13, Collaboration and Licensing Agreements).

As of December 31, 2024 and 2023, amounts due from CSL Vifor of $407 and $2,765, respectively, which primarily related to its royalty payments earned from CSL Vifor for the 2024 period, and profit-sharing revenue from sales of KORSUVA injection in the United States by CSL Vifor, its commercial supply of KORSUVA injection to CSL Vifor, and royalty payments earned from CSL Vifor in the 2023 period, were included within accounts receivable, net – related party.

The Company’s collaborative revenue of $2,086, $12,397 and $16,572 from its share of the profit generated by sales of KORSUVA injection in the United States by CSL Vifor was included within collaborative revenue for the years ended December 31, 2024, 2023 and 2022, respectively. The Company also recorded an expense within other G&A expense for $1,639 during the year ended December 31, 2024 as a result of the negative profit share amount in the second and fourth quarters of 2024.

Sales of KORSUVA injection to CSL Vifor of $640, $5,843 and $10,223 were included within commercial supply revenue for the years ended December 31, 2024, 2023 and 2022, respectively. The associated COGS for the Company’s commercial supply revenue from CSL Vifor was $620, $6,174, and $7,266 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company recorded $15,000 as license and milestone fees revenue from Vifor Fresenius Medical Care Renal Pharma Ltd. for the year ended December 31, 2022, as a result of the European Commission’s regulatory approval of KORSUVA in April 2022.

The Company recorded $415 and $72 as royalty revenue based on net sales of Kapruvia outside of the United States during the years ended December 31, 2023 and 2022, respectively.

The Company recorded $1,492 and $284 as other revenue from its royalty payments from CSL Vifor for the years ended December 31, 2024 and 2023.